Intangible assets (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Amortization charge from continuing operations for the year		$ 604,011
Trademarks	$ 20,101,000		$ 20,313,000
Trademarks Not Subject to Amortization
Finite-Lived Intangible Assets [Line Items]
Trademarks	96,164
Trademarks
Finite-Lived Intangible Assets [Line Items]
Trademarks	$ 136,000		137,000
Trademarks | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	5 years
Trademarks | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	10 years
Patents
Finite-Lived Intangible Assets [Line Items]
Trademarks	$ 2,281,000		2,281,000
Patents | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	5 years
Patents | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	10 years
License Agreements
Finite-Lived Intangible Assets [Line Items]
Trademarks	$ 11,195,000		11,326,000
License Agreements | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	3 years
License Agreements | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	5 years
Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Trademarks	$ 6,393,000		$ 6,469,000
Other Intangibles | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	3 years
Other Intangibles | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset useful life	10 years